UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2011




[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA PRECIOUS METALS AND MINERALS FUND
AUGUST 31, 2011

                                                                      (Form N-Q)

48049-1011                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2011 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (96.4%)

             COMMON STOCKS (96.1%)

             GOLD (90.9%)

             AFRICAN GOLD COMPANIES (6.3%)
 1,825,000   AngloGold Ashanti Ltd. ADR                                                            $   81,870
 4,400,000   Gold Fields Ltd. ADR                                                                      72,908
                                                                                                   ----------
                                                                                                      154,778
                                                                                                   ----------
             AUSTRALIAN GOLD COMPANIES (10.4%)
22,400,000   Centamin Egypt Ltd.*                                                                      38,885
 4,700,000   Kingsgate Consolidated Ltd.                                                               45,820
 3,700,000   Newcrest Mining Ltd.                                                                     159,193
 3,700,000   Perseus Mining Ltd.*                                                                      14,319
                                                                                                   ----------
                                                                                                      258,217
                                                                                                   ----------
             EUROPEAN GOLD COMPANIES (2.9%)
  685,000    Randgold Resources Ltd. ADR                                                               72,302
                                                                                                   ----------

             NORTH AMERICAN GOLD COMPANIES (68.8%)
 1,750,000   Agnico-Eagle Mines Ltd.                                                                  120,890
 4,000,000   Alamos Gold, Inc.                                                                         76,544
 2,600,000   Allied Nevada Gold Corp.*                                                                107,978
   750,000   American Bonanza Gold Corp., acquired 10/07/2003; cost $632*(a)                              352
 5,550,000   AuRico Gold, Inc.*                                                                        64,991
 7,000,000   Aurizon Mines Ltd.*                                                                       44,003
 2,400,000   Axmin, Inc., acquired 12/06/2006 - 6/03/2008; cost $1,806*(a)                                245
 1,710,000   Barrick Gold Corp.                                                                        86,782
 1,750,000   Centerra Gold, Inc.                                                                       36,848
 7,100,000   Eldorado Gold Corp.                                                                      141,006
 3,070,000   Goldcorp, Inc.                                                                           159,395
14,900,000   Great Basin Gold Ltd.*                                                                    33,376
 3,550,000   IAMGOLD Corp.                                                                             73,130
 8,300,000   Kinross Gold Corp.                                                                       143,507
 2,350,000   Minefinders Corp. Ltd.*(b)                                                                38,117
 1,872,100   Nautilus Minerals, Inc., acquired 2/02/2007-3/11/2009; cost $3,817*(a)                     5,353
 2,655,000   New Gold, Inc.*                                                                           36,058
 1,800,000   Newmont Mining Corp.                                                                     112,716
   375,000   Northern Star Mining Corp., acquired 5/05/2006; cost $373*(a),(c)                             --
11,800,000   Northgate Minerals Corp.*                                                                 48,498
11,000,000   Oceanagold Corp.*                                                                         26,958
 4,000,000   Osisko Mining Corp.*                                                                      58,491
 1,400,000   Royal Gold, Inc.                                                                         107,352
 6,500,000   San Gold Corp.*                                                                           19,049
 4,750,000   Semafo, Inc.*                                                                             39,434
 7,700,000   Yamana Gold, Inc.                                                                        121,737
                                                                                                   ----------
                                                                                                    1,702,810
                                                                                                   ----------
             SOUTH AMERICAN GOLD COMPANIES (2.5%)
 1,300,000   Compania de Minas Buenaventura S.A. ADR                                                   60,879
                                                                                                   ----------

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1  | USAA Precious Metals and Minerals Fund

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
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
              Total Gold (cost: $1,265,202)                                                         2,248,986
                                                                                                   ----------

             PLATINUM GROUP METALS (5.2%)
 3,660,000   Impala Platinum Holdings Ltd.                                                         $   94,076
 1,560,000   Lonmin plc                                                                                33,250
                                                                                                   ----------
             Total Platinum Group Metals (cost: $89,964)                                              127,326
                                                                                                   ----------
             Total Common Stocks (cost: $1,355,166)                                                 2,376,312
                                                                                                   ----------

             WARRANTS (0.3%)

             GOLD (0.2%)

             NORTH AMERICAN GOLD COMPANIES (0.2%)
   150,000   Agnico-Eagle Mines Ltd.                                                                    3,975
    93,000   Franco-Nevada GLW Holdings Corp.*                                                             36
   385,000   Kinross Gold Corp.*                                                                        1,179
   930,000   New Gold, Inc.*(c)                                                                            90
                                                                                                   ----------
                                                                                                        5,280
                                                                                                   ----------
             Total Gold (cost: $2,194)                                                                  5,280
                                                                                                   ----------

             SILVER (0.1%)
   150,000   Mines Management, Inc.*                                                                       39
    91,530   Pan American Silver Corp., acquired 12/23/2009; cost $553*(a),(c)                            990
                                                                                                   ----------
             Total Silver (cost: $553)                                                                  1,029
                                                                                                   ----------
             Total Warrants (cost: $2,747)                                                              6,309
                                                                                                   ----------
             Total Equity Securities (cost: $1,357,913)                                             2,382,621
                                                                                                   ----------

             MONEY MARKET INSTRUMENTS (3.1%)

             MONEY MARKET FUNDS (3.1%)
77,149,482   State Street Institutional Liquid Reserve Fund, 0.10% (d)                                 77,149
                                                                                                   ----------
             Total Money Market Instruments (cost: $77,149)                                            77,149
                                                                                                   ----------

PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.3%)

             REPURCHASE AGREEMENTS (0.1%)
$      193   Credit Suisse Securities, LLC, 0.06%, acquired on 8/31/2011 and due 9/01/2011 at
                $193 (collateralized by $200 of Fannie Mae(e), 0.50%, due 10/30/2012;
                market value $201)                                                                        193
     1,351   Deutsche Bank Securities, Inc., 0.06%, acquired on 8/31/2011 and due 9/01/2011 at $1,351 (collateralized by $308 of Federal Farm Credit Bank(e), 3.00%,
                due 9/22/2014; $939 of Tennessee Valley Auth., 6.00%, due 3/15/2013;
                combined market value $1,379)                                                           1,351
                                                                                                   ----------
             Total Repurchase Agreements                                                                1,544
                                                                                                   ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.2%)
    29,198   Blackrock Liquidity Funds Tempfund Portfolio, 0.07%(d)                                $       29
 6,299,186   Fidelity Institutional Money Market Portfolio, 0.11%(d)                                    6,299
                                                                                                   ----------
             Total Money Market Funds                                                                   6,328
                                                                                                   ----------
             Total Short-term Investments Purchased With Cash Collateral From Securities Loaned
             (cost: $7,872)                                                                             7,872
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $1,442,934)                                                  $2,467,642
                                                                                                   ==========

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------
                                             (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES        OTHER           SIGNIFICANT
                                             IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                              MARKETS         OBSERVABLE          INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                        ASSETS                                                TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                            $   2,376,312     $        --       $         --    $2,376,312
  WARRANTS                                         5,229           1,080                 --         6,309
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                              77,149              --                 --        77,149
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  REPURCHASE AGREEMENTS                               --           1,544                 --         1,544
  MONEY MARKET FUNDS                               6,328              --                 --         6,328
---------------------------------------------------------------------------------------------------------
TOTAL                                      $   2,465,018     $     2,624       $         --    $2,467,642
---------------------------------------------------------------------------------------------------------

For the period of June 1, 2011, through August 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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3  | USAA Precious Metals and Minerals Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund has three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices

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4  | USAA Precious Metals and Minerals Fund

================================================================================

and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include

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5  | USAA Precious Metals and Minerals Fund

================================================================================

warrants valued using market inputs and other factors deemed by the Manager to approximately reflect fair value, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of August 31, 2011, was approximately $7,623,000.

E. NEW ACCOUNTING PRONOUNCEMENTS
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

F. As of August 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2011, were $1,033,406,000 and $8,698,000, respectively, resulting in net unrealized appreciation of $1,024,708,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,472,905,000 at August 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 80.5% of net assets at August 31, 2011.

CATEGORIES AND DEFINITIONS

Warrants - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2011, was $6,940,000, which represented 0.3% of the Fund's net assets.
(b) The security or a portion thereof was out on loan as of August 31, 2011.
(c) Security was fair valued at August 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(d) Rate represents the money market fund annualized seven-day yield at August 31, 2011.
(e) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*        Non-income-producing security.

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7  | USAA Precious Metals and Minerals Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    10/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.